Supplement to the

Fidelity® Contrafund®

March 1, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
William Danoff (Co-Portfolio Manager) has managed the fund since 1990.
Asher Anolic (Co-Portfolio Manager) has managed the fund since 2025.
Jason Weiner (Co-Portfolio Manager) has managed the fund since 2025.
CON-SUSTK-0425-100 1.9920513.100	April 11, 2025
Supplement to the
Fidelity® Contrafund®
Class K
March 1, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
William Danoff (Co-Portfolio Manager) has managed the fund since 1990.
Asher Anolic (Co-Portfolio Manager) has managed the fund since 2025.
Jason Weiner (Co-Portfolio Manager) has managed the fund since 2025.
CON-K-SUSTK-0425-101 1.9880515.101	April 11, 2025